Investments Available-For-Sale Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Equity Mutual Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 43,217	$ 41,879
Gross Unrealized Gains	2,037	5,200
Gross Unrealized Losses	(925)	(24)
Estimated Market Value	44,329	47,055
Fixed-Income Mutual Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	115,699	58,143
Gross Unrealized Gains	461	662
Gross Unrealized Losses	(950)	(136)
Estimated Market Value	115,210	58,669
Total Fluctuating-Value Mutual Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	158,916	100,022
Gross Unrealized Gains	2,498	5,862
Gross Unrealized Losses	(1,875)	(160)
Estimated Market Value	$ 159,539	$ 105,724